Employee Future Benefits - Sensitivity Analysis (Details) $ in Thousands	Dec. 31, 2018 CAD ($)
1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
1% increase in the health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	1.00%
10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of reasonably possible increase in actuarial assumption (as percent)	10.00%
Registered | Canadian plans | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 70
Registered | Canadian plans | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	10
Registered | Canadian plans | 1% increase in the health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered | Canadian plans | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	18
Registered | US plans | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2
Registered | US plans | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered | US plans | 1% increase in the health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Registered | US plans | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Supplemental | Canadian plans | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	11
Supplemental | Canadian plans | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Supplemental | Canadian plans | 1% increase in the health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Supplemental | Canadian plans | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	3
Other | Canadian plans | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	3
Other | Canadian plans | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | Canadian plans | 1% increase in the health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	2
Other | Canadian plans | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | US plans | 1% decrease in the discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	1
Other | US plans | 1% increase in the salary scale
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | US plans | 1% increase in the health care cost trend rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	0
Other | US plans | 10% improvement in mortality rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in defined benefit obligation	$ 0